INTANGIBLE ASSETS, NET (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Improper amortization of intangible assets	¥ 3,392	¥ 8,589	¥ 4,997